Operating Segment and Geographical Information (Details 1) - HKD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Current assets	$ 441,665	$ 570,002
Non-current financial assets	121,336	129,320
Consolidated total assets before intangible asset	563,001	574,479
Intangible asset	438	438
Consolidated total assets	563,439	780,263
Liabilities
Liabilities excluding tax liabilities	4,452	4,431
Tax liabilities	8,678	6,243
Consolidated total liabilities	$ 13,130	$ 10,933